Note 6 - Goodwill and Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 12,994,498	80,625,667	80,625,667
Amortization of Intangible Assets	606,942	3,765,833	3,653,180	6,924,374
Capitalized Computer Software, Gross	5,400,000	33,600,000	23,400,000
Goodwill, Impaired, Accumulated Impairment Loss (in Dollars)	$ 0				$ 0	$ 0